Business Combinations - Purchase Price Allocation (Details) € in Thousands, $ in Thousands				3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 02, 2014 EUR (€)	Dec. 02, 2014 USD ($)	Jun. 28, 2013 USD ($)	Sep. 30, 2015 EUR (€)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Purchase Price Allocation
Goodwill							$ 3,008	$ 23,352	$ 41,500
Measurement Period Adjustments
Other tangible assets						$ (791)
Property, plant and equipment						0
Intangible assets subject to amortization over 5 years						0
Goodwill						149	$ 149	$ 0
Total assets acquired						(642)
Current liabilities						145
Deferred income tax liabilities						0
Debt assumed						0
Total liabilities assumed						145
Total net assets acquired						(787)
Paid to sellers						(787)
Minimum [Member]
Measurement Period Adjustments
Finite-lived intangible asset, useful life							5 years
Maximum [Member]
Measurement Period Adjustments
Finite-lived intangible asset, useful life							20 years
Prins Autogassystemen Holding B.V. [Member]
Purchase Price Allocation
Other tangible assets, including cash		$ 13,138			$ 12,347	12,347
Property, plant and equipment		3,824			3,824	3,824
Intangible assets subject to amortization		3,024			3,024	3,024
Goodwill		3,221			3,370	3,370
Total assets acquired		23,207			22,565	22,565
Current liabilities		7,211			7,356	7,356
Deferred income tax liabilities		979			979	979
Debt assumed (note 13b and c)		11,905			11,905	11,905
Less: total liabilities		20,095			20,240	20,240
Total net assets acquired		3,112			2,325	$ 2,325
Paid to sellers		3,112			2,325
Measurement Period Adjustments
Consideration transferred	€ 12,200	$ 15,017		€ 11,500	$ 14,230
Finite-lived intangible asset, useful life							5 years
BAF Technologies Inc [Member]
Purchase Price Allocation
Other tangible assets, including cash			$ 9,116
Property, plant and equipment			905
Intangible assets subject to amortization			7,729				$ 7,729
Goodwill			18,542
Total assets acquired			36,292
Less: total liabilities			6,594
Total net assets acquired			29,698
Paid to sellers			2,322
Measurement Period Adjustments
Common shares issued			24,091
Common shares to be issued			3,285
Consideration transferred			$ 29,698
Cash included in other assets							$ 1,178
Finite-lived intangible asset, useful life								8 years
BAF Technologies Inc [Member] | Minimum [Member]
Measurement Period Adjustments
Finite-lived intangible asset, useful life							3 years
BAF Technologies Inc [Member] | Maximum [Member]
Measurement Period Adjustments
Finite-lived intangible asset, useful life							10 years